Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity - USD ($) shares in Millions, $ in Millions	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2019	290
Beginning balance at Dec. 31, 2019	$ 764
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of Series B redeemable convertible preferred stock at $4.26 per share (in shares)	0
Repurchase of Series B redeemable convertible preferred stock at $4.26 per share	$ (1)
Ending balance (in shares) at Dec. 31, 2020	290
Ending balance at Dec. 31, 2020	$ 763
Aurora common stock, prior to redemptions (in shares) at Dec. 31, 2019		264
Beginning balance at Dec. 31, 2019	(83)	$ 0	$ 39	$ 0	$ (122)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity issued under incentive compensation plans (in shares)		15
Equity issued under incentive compensation plans	3		3
Stock-based compensation	17		17
Comprehensive loss	(214)				(214)
Total shares of Aurora common stock, subsequent to the Merger (in shares) at Dec. 31, 2020		279
Ending balance at Dec. 31, 2020	$ (277)	$ 0	59	0	(336)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series U-1 redeemable convertible preferred stock at $9.06 per share for acquisitions (in shares)	110
Issuance of Series U-1 redeemable convertible preferred stock at $9.06 per share for acquisitions	$ 1,000
Issuance of Series U-2 redeemable convertible preferred stock at $9.06 per share, net of issuance costs of $2 (in shares)	45
Issuance of Series U-2 redeemable convertible preferred stock at $9.06 per share, net of issuance costs of $2	$ 398
Conversion of redeemable convertible preferred stock into common stock with the Merger (in shares)	(445)
Conversion of redeemable convertible preferred stock into common stock with the Merger	$ (2,161)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity issued under incentive compensation plans (in shares)		12
Equity issued under incentive compensation plans	4		4
Equity issued for acquisitions (in shares)		258
Equity issued for acquisitions	946		946
Conversion of redeemable convertible preferred stock into common stock with the Merger (in shares)		445
Conversion of redeemable convertible preferred stock into common stock with the Merger	2,161		2,161
Issuance of common stock upon the Merger, net of issuance costs (in shares)		129
Issuance of common stock upon the Merger, net of issuance costs	1,041		1,041
Stock-based compensation	222		222
Comprehensive loss	$ (755)				(755)
Total shares of Aurora common stock, subsequent to the Merger (in shares) at Dec. 31, 2021	1,123	1,123
Ending balance at Dec. 31, 2021	$ 3,342	$ 0	4,433	0	(1,091)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity issued under incentive compensation plans (in shares)		43
Equity issued under incentive compensation plans	11		11
Stock-based compensation	156		156
Comprehensive loss	$ (1,725)			(2)	(1,723)
Total shares of Aurora common stock, subsequent to the Merger (in shares) at Dec. 31, 2022	1,166	1,166
Ending balance at Dec. 31, 2022	$ 1,784	$ 0	$ 4,600	$ (2)	$ (2,814)